Net Loss per Share - Summary of basic and diluted net income (loss) per common share (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Net income (loss) attributable to Altus Power, Inc.	$ (1,282,000)	$ 9,804,000	$ 6,793,000	$ (4,367,000)
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock	(13,584,000)	(11,427,000)	(15,590,000)	(1,523,000)
Redeemable Series A preferred stock accretion	(1,616,000)	(1,622,000)	(2,166,000)	(231,000)
Net loss attributable to common stockholder—basic and diluted	$ (16,482)	$ (3,245)	$ (10,963,000)	$ (6,121,000)
Net (loss) income per share attributable to common stockholder—basic and diluted	$ (16,017)	$ (3,154)	$ (10,654)	$ (8,129)
Weighted-average common shares outstanding—basic and diluted	1,029	1,029	1,029	753